Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2019 (CHF million)
Credit guarantees and similar instruments	2,206	252	189	471	3,118	3,065		10	1,655
Performance guarantees and similar instruments	4,942	3,059	668	188	8,857	7,833		31	2,793
Derivatives [2]	13,194	2,665	695	690	17,244	17,244		295	–	[3]
Other guarantees	4,257	1,386	367	493	6,503	6,457		64	4,003
Total guarantees	24,599	7,362	1,919	1,842	35,722	34,599		400	8,451
2018 (CHF million)
Credit guarantees and similar instruments	2,229	439	218	402	3,288	3,199		14	1,752
Performance guarantees and similar instruments	5,008	1,344	552	240	7,144	6,278		44	3,153
Derivatives [2,4]	16,228	3,995	1,256	778	22,257	22,257		919	–	[3]
Other guarantees	4,325	1,405	640	517	6,887	6,814		56	4,169
Total guarantees	27,790	7,183	2,666	1,937	39,576	38,548		1,033	9,074
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2019 (CHF million)
Irrevocable commitments under documentary credits	4,434	163	0	0	4,597		4,518		3,077
Irrevocable loan commitments	27,145	38,974	48,856	10,152	125,127	[2]	120,436		60,118
Forward reverse repurchase agreements	41	0	0	0	41		41		41
Other commitments	630	121	121	58	930		930		127
Total other commitments	32,250	39,258	48,977	10,210	130,695		125,925		63,363
2018 (CHF million)
Irrevocable commitments under documentary credits	5,056	182	0	0	5,238		5,077		3,651
Irrevocable loan commitments [3]	26,947	34,188	45,938	11,373	118,446	[2]	114,340		59,461
Forward reverse repurchase agreements	31	0	0	0	31		31		31
Other commitments	329	11	119	33	492		492		4
Total other commitments	32,363	34,381	46,057	11,406	124,207		119,940		63,147
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 128,295 million and CHF 113,593 million of unused credit limits as of December 31, 2019 and 2018, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

3 Prior period has been corrected.